ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

	Original
	Acquisition			Redemptions	Redemption
	Date	Cost	Fair Value	Permitted	Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*[a] ‒ 95.5%
ASIAN EQUITY LONG/SHORT ‒ 5.9%
Kylin Offshore Fund Ltd.	2/1/2012 [b]	$52,126	$53,385	Quarterly	60 Days
Pleiad Asia Equity Offshore Feeder Fund	11/1/2020	4,000,000	4,822,107	Quarterly	60 Days [d]
Pleiad Asia Offshore Feeder Fund	10/1/2014 [b]	5,850,714	8,530,521	Quarterly	60 Days [c,d]
		9,902,840	13,406,013
CHINA EQUITY LONG/SHORT ‒ 4.7%
IvyRock China Focus Feeder Fund - Class C	4/1/2019	6,335,926	10,547,685	Monthly	30 Days [e]

COMMODITY RELATED EQUITY ‒ 4.4%
Lansdowne Energy Dynamics Fund Limited Class D	4/1/2018	8,057,485	10,028,755	Monthly	90 Days [c]

EUROPEAN EQUITY LONG/SHORT ‒ 3.2%
Engadine Equity Fund - Institutional E	7/1/2017	6,083,705	7,187,621	Quarterly	45 Days
		6,083,705	7,187,621
FINANCIAL EQUITY LONG/SHORT ‒ 6.9%
Azora Offshore Fund, Ltd.	5/1/2018	7,721,540	9,628,518	Quarterly	45 Days
Vetamer Capital Partners, L.P.	2/1/2021	5,750,000	5,752,294	Quarterly	60 Days [d]
		13,471,540	15,380,812
GLOBAL EQUITY LONG/SHORT ‒ 18.2%
140 Summer Partners Offshore Ltd.	7/1/2020	7,100,000	8,492,888	Quarterly	60 Days [d]
One01 Capital Partners, Ltd.	5/1/2020	8,600,000	11,635,999	Quarterly	45 Days [f]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	6,533,381	8,770,217	Quarterly	30 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016	9,194,398	11,858,617	Quarterly	60 Days [d]
		31,427,779	40,757,721
HEALTH CARE EQUITY LONG/SHORT ‒ 11.4%
Averill Fund, Ltd.	11/1/2020	5,000,000	5,383,936	Quarterly	60 Days [d]
Camber Capital Fund, L.P.	1/1/2016	4,541,457	7,250,747	Quarterly	90 Days [c]
Iron Triangle Offshore Fund Ltd.	9/1/2020	7,000,000	7,607,233	Quarterly	60 Days
Logos Global Offshore Fund Ltd.	9/1/2019	4,400,000	5,441,046	Quarterly	60 Days
		20,941,457	25,682,962
LATIN AMERICA ‒ 3.9%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	6,750,000	8,713,712	Monthly	90 Days

REAL ESTATE LONG/SHORT ‒ 1.1%
Long Pond Offshore, Ltd.	6/1/2011 [b]	1,793,761	2,415,608	Quarterly	60 Days

TMT EQUITY LONG/SHORT ‒ 21.9%
Altimeter Offshore Ltd. - Class A1	11/1/2013 [b]	3,356,611	6,168,767	Semi-Annually	60 Days
Atreides Foundation Fund, L.P.	12/1/2020	10,100,000	10,745,068	Quarterly	60 Days [g,h]
Seligman Tech Spectrum Fund L.L.C.	1/1/2016	6,321,632	10,777,600	Monthly	30 Days
SoMa Offshore, Ltd. Class A Founders	1/1/2017	6,930,066	12,550,878	Quarterly	60 Days
Toronado Offshore Fund, Ltd. - Class A	8/1/2018	7,200,000	9,035,937	Quarterly	45 Days [g,h]
		33,908,309	49,278,250

ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS ‒ Continued
As of July 31, 2021 (Unaudited)

	Original
	Acquisition			Redemptions	Redemption
	Date	Cost	Fair Value	Permitted	Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT ‒ 10.1%
Antero Peak Long/Short Offshore Fund Ltd.	1/1/2019	10,910,605	15,518,540	Quarterly	30 Days
StackLine Partners Offshore Fund, Ltd. - Class F	5/1/2018	5,891,942	7,134,922	Quarterly	60 Days [d]
		16,802,547	22,653,462

U.S. SMALL CAP ‒ 3.8%
Medina Singh Investment Partners, L.P.	8/1/2020	7,600,000	8,464,938	Quarterly	30 Days

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 95.5%		163,075,349	214,517,539

TOTAL INVESTMENTS ‒ 95.5%		163,075,349	214,517,539

Other Assets in Excess of Liabilities ‒ 4.5%			10,155,840
SHAREHOLDERS' CAPITAL ‒ 100.0%			$224,673,379

*	All Portfolio Funds are non-income producing securities.
[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale.

The total cost and fair value of these restricted investments as of July 31, 2021 was $163,075,349 and $214,517,539 respectively.

[b]	Reflects original acquisition date of the investment transferred from the Predecessor Fund (Note 1).
[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.
[d]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.
[e]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.
[f]	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.
[g]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.
[h]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.